Loans and borrowings (Details 2) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 38,062,645	$ 43,547,835
Local currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	4,048,775	5,979,216
Foreign currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	34,013,870	37,568,619
Fixed interest rate [member] | Local currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	252,224	143,156
Fixed interest rate [member] | Foreign currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	31,432,667	35,062,742
Floating interest rate [member] | Local currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	3,796,551	5,836,060
Floating interest rate [member] | Foreign currency [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,581,203	$ 2,505,877